PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative)	12 Months Ended				14 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Aug. 31, 2022 USD ($)	Aug. 31, 2022 CNY (¥)
Property, Plant and Equipment [Line Items]
Depreciation	$ 3,375,875		$ 3,025,686	$ 2,189,863
Loss from disposition of fixed assets				1,036,304
Impairment of fixed assets				281,680
Payments to acquire construction in progress	313,002
Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Payments to acquire assets					$ 7,928	¥ 53,100
Payments to acquire construction in progress					$ 305,074
Cathay Bank [Membeer]
Property, Plant and Equipment [Line Items]
Secured loans	600,000
Dongguan Rural Commercial Bank [Member]
Property, Plant and Equipment [Line Items]
Long-term bank loans borrowed	6,300,000
Secured loans	5,400,000
Dongguan Jiasheng [Member]
Property, Plant and Equipment [Line Items]
Estimated budgeted costs	39,300,000	¥ 263,500,000
Payments to acquire assets	39,000,000.0	261,500,000
Dogness Culture [Member]
Property, Plant and Equipment [Line Items]
Estimated budgeted costs	300,000	2,200,000
Business Combination, Consideration Transferred	300,000	2,100,000
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation				$ 1,200,000
Warehouse Construction [Member] | Dongguan Jiasheng [Member]
Property, Plant and Equipment [Line Items]
Payments to acquire assets	$ 300,000	¥ 2,000,000.0